UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-6395

Dreyfus New York Municipal Cash Management
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	1/31
Date of reporting period:	4/30/12

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus New York Municipal Cash Management

April 30, 2012 (Unaudited)

	Coupon	Maturity	Principal
Short-Term Investments--100.2%	Rate (%)	Date	Amount ($)		Value ($)
New York--97.3%
Addison Central School District,
GO Notes, BAN	1.50	6/15/12	3,500,000		3,503,435
Albany County,
GO Notes, TAN	1.00	5/10/12	8,700,000		8,701,458
Albany Industrial Development
Agency, Civic Facility Revenue
(Albany Medical Center
Hospital Project) (LOC; Bank
of America)	0.35	5/7/12	2,500,000	a	2,500,000
Ausable Valley Central School
District, GO Notes, BAN	1.50	4/5/13	3,000,000		3,021,009
Chautauqua County Industrial
Development Agency, Civic
Facility Revenue (Gerry Homes
Project) (LOC; HSBC Bank USA)	0.40	5/7/12	10,110,000	a	10,110,000
Chemung County Industrial
Development Agency, IDR
(Trayer Products,
Inc. Project) (LOC; HSBC Bank
USA)	0.40	5/7/12	555,000	a	555,000
Columbia County Capital Resource
Corporation, Civic Facility
Revenue (The Columbia Memorial
Hospital Project) (LOC; HSBC
Bank USA)	0.26	5/7/12	6,145,000	a	6,145,000
Columbia County Industrial
Development Agency, Civic
Facility Revenue (The Columbia
Memorial Hospital Project)
(LOC; HSBC Bank USA)	0.26	5/7/12	5,030,000	a	5,030,000
Dutchess County Industrial
Development Agency, Civic
Facility Revenue (Anderson

Foundation for Autism, Inc.
Project) (LOC; M&T Trust)	0.30	5/7/12	7,105,000	a	7,105,000
Dutchess County Industrial
Development Agency, Civic
Facility Revenue (Anderson
Foundation for Autism, Inc.
Project) (LOC; M&T Trust)	0.30	5/7/12	8,500,000	a	8,500,000
Erie County Fiscal Stability
Authority, Revenue, BAN	1.50	7/31/12	6,500,000		6,518,576
Erie County Industrial Development
Agency, IDR (Hydro-Air
Components Inc. Project) (LOC;
HSBC Bank USA)	0.32	5/7/12	2,300,000	a	2,300,000
Harborfields Central School
District of Greenlawn, GO
Notes, TAN	1.00	6/22/12	8,000,000		8,006,905
Herkimer County Industrial
Development Agency, IDR (F.E.
Hale Manufacturing Company
Facility) (LOC; HSBC Bank USA)	0.40	5/7/12	1,610,000	a	1,610,000
Lancaster Industrial Development
Agency, IDR (Sealing Devices
Inc. Project) (LOC; HSBC Bank
USA)	0.32	5/7/12	2,080,000	a	2,080,000
Medina Central School District,
GO Notes, BAN	1.50	6/22/12	7,800,000		7,807,131
Metropolitan Transportation
Authority, Transportation
Revenue, CP (LOC; Citibank NA)	0.20	5/7/12	25,000,000		25,000,000
Metropolitan Transportation
Authority, Transportation
Revenue, Refunding (Insured;
Assured Guaranty Municipal
Corp. and Liquidity Facility;
Westdeutsche Landesbank)	0.50	5/7/12	23,500,000	a	23,500,000
Middletown,
GO Notes, BAN	0.75	7/31/12	1,475,000		1,476,367
Monroe County Industrial
Development Agency, Civic
Facility Revenue (YMCA of
Greater Rochester Project)
(LOC; M&T Trust)	0.30	5/7/12	2,070,000	a	2,070,000

Monroe County Industrial
Development Agency, IDR
(Chaney Enterprises, LLC
Project) (LOC; M&T Trust)	0.45	5/7/12	1,800,000	a	1,800,000
Monroe County Industrial
Development Agency, IDR
(Genesee Metal Stampings Inc.
Facility) (LOC; HSBC Bank USA)	0.40	5/7/12	160,000	a	160,000
Monroe County Industrial
Development Corporation,
Revenue (Saint Ann's Home for
the Aged Project) (LOC; HSBC
Bank USA)	0.25	5/7/12	8,000,000	a	8,000,000
Nassau County Interim Finance
Authority, Sales Tax Secured
Revenue (Liquidity Facility;
Bank of America)	0.35	5/7/12	23,100,000	a	23,100,000
New York City,
GO Notes	5.00	8/1/12	895,000		906,283
New York City,
GO Notes	5.00	8/1/12	4,680,000		4,736,851
New York City,
GO Notes	6.00	8/1/12	980,000		994,016
New York City,
GO Notes (Citigroup ROCS,
Series RR II R-14000X)
(Liquidity Facility; Citibank
NA)	0.25	5/7/12	1,300,000 a,b,c		1,300,000
New York City,
GO Notes (LOC; Bank of America)	0.25	5/1/12	9,000,000	a	9,000,000
New York City,
GO Notes (LOC; Bank of America)	0.31	5/7/12	3,000,000	a	3,000,000
New York City,
GO Notes (LOC; Citibank NA)	0.23	5/7/12	10,000,000	a	10,000,000
New York City,
GO Notes (LOC; Mizuho
Corporate Bank Ltd.)	0.21	5/7/12	42,125,000	a	42,125,000
New York City,
GO Notes (Prerefunded)	5.00	8/1/12	1,105,000	d	1,118,930
New York City Capital Resource
Corporation, Recovery Zone

Facility Revenue (WytheHotel
Project) (LOC; M&T Trust)	0.31	5/7/12	3,800,000	a	3,800,000
New York City Housing Development
Corporation, MFHR	0.27	2/1/13	8,400,000		8,400,000
New York City Housing Development
Corporation, MFHR (Citigroup
ROCS, Series RR II R-13100)
(Liquidity Facility; Citibank
NA)	0.27	5/7/12	5,450,000 a,b,c		5,450,000
New York City Housing Development
Corporation, MFMR (1405 Fifth
Avenue Apartments) (LOC;
Citibank NA)	0.28	5/7/12	9,500,000	a	9,500,000
New York City Industrial
Development Agency, Civic
Facility Revenue (French
Institute-Alliance Francaise
de New York - Federation of
French Alliances in the United
States Project) (LOC; M&T
Trust)	0.31	5/7/12	3,325,000	a	3,325,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Jewish
Community Center on the Upper
West Side, Inc. Project) (LOC;
M&T Trust)	0.30	5/7/12	4,700,000	a	4,700,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Sephardic
Community Youth Center, Inc.
Project) (LOC; M&T Trust)	0.30	5/7/12	3,100,000	a	3,100,000
New York City Industrial
Development Agency, Civic
Facility Revenue
(Spence-Chapin, Services to
Families and Children Project)
(LOC; TD Bank)	0.33	5/7/12	5,875,000	a	5,875,000
New York City Industrial
Development Agency, Civic
Facility Revenue (The
Allen-Stevenson School

Project) (LOC; JPMorgan Chase
Bank)	0.29	5/7/12	7,505,000	a	7,505,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Village
Community School Project)
(LOC; TD Bank)	0.37	5/7/12	2,355,000	a	2,355,000
New York City Municipal Water
Finance Authority, CP
(Liquidity Facility; JPMorgan
Chase Bank)	0.25	5/18/12	18,000,000		18,000,000
New York City Municipal Water
Finance Authority, CP
(Liquidity Facility; JPMorgan
Chase Bank)	0.17	6/8/12	6,800,000		6,800,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Revenue
(Liquidity Facility; Royal
Bank of Canada)	0.23	5/7/12	6,000,000	a	6,000,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Revenue
(Liquidity Facility; Royal
Bank of Canada)	0.23	5/7/12	5,000,000	a	5,000,000
New York State Dormitory
Authority, Insured Revenue
(The Culinary Institute of
America) (LOC; TD Bank)	0.23	5/7/12	6,925,000	a	6,925,000
New York State Dormitory
Authority, Revenue (Long
Island University) (LOC; TD
Bank)	0.23	5/7/12	7,000,000	a	7,000,000
New York State Dormitory
Authority, Revenue (Long
Island University) (LOC; TD
Bank)	0.23	5/7/12	2,300,000	a	2,300,000
New York State Dormitory
Authority, Revenue (The
College of New Rochelle) (LOC;
RBS Citizens NA)	0.35	5/7/12	4,000,000	a	4,000,000
New York State Dormitory

Authority, Revenue, CP
(Cornell University)	0.14	6/6/12	6,500,000		6,500,000
New York State Energy Research and
Development Authority,
Facilities Revenue
(Consolidated Edison Company
of New York, Inc. Project)
(LOC; Mizuho Corporate Bank
Ltd.)	0.22	5/7/12	12,800,000	a	12,800,000
New York State Housing Finance
Agency, Housing Revenue (350
West 37th Street) (LOC; Wells
Fargo Bank)	0.30	5/7/12	9,000,000	a	9,000,000
New York State Housing Finance
Agency, Service Contract
Revenue, Refunding (LOC; Bank
of America)	0.31	5/7/12	4,200,000	a	4,200,000
New York State Mortgage Agency,
Homeowner Mortgage Revenue
(Liquidity Facility; Barclays
Bank PLC)	0.23	5/7/12	7,300,000	a	7,300,000
New York State Thruway Authority,
General Revenue, BAN	2.00	7/12/12	8,250,000		8,277,664
Newark Central School District,
GO Notes, BAN	1.50	6/25/12	1,000,000		1,001,427
Onondaga County Industrial
Development Agency, IDR (ICM
Controls Corporation Project)
(LOC; M&T Trust)	0.40	5/7/12	1,985,000	a	1,985,000
Patchogue-Medford Union Free
School District, GO Notes, TAN	1.50	6/21/12	5,000,000		5,005,196
Port Authority of New York and New
Jersey, CP	0.10	5/10/12	15,930,000		15,930,000
Port Authority of New York and New
Jersey, Equipment Notes	0.31	5/7/12	10,500,000	a	10,500,000
Putnam County Industrial
Development Agency, Civic
Facility Revenue (United
Cerebral Palsy of Putnam and
Southern Dutchess Project)
(LOC; TD Bank)	0.23	5/7/12	3,455,000	a	3,455,000
Schenectady Industrial Development

Agency, Civic Facility Revenue
(Union Graduate College
Project) (LOC; M&T Trust)	0.30	5/7/12	5,335,000	a	5,335,000
Sullivan County,
GO Notes, TAN	1.25	3/15/13	4,000,000		4,025,998
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)
(LOC; California State
Teachers Retirement System)	0.23	5/7/12	6,850,000	a	6,850,000
Triborough Bridge and Tunnel
Authority, General Revenue,
Refunding (MTA Bridges and
Tunnels)	2.00	1/1/13	2,360,000		2,387,854
Triborough Bridge and Tunnel
Authority, Subordinate
Revenue, Refunding (MTA
Bridges and Tunnels) (Insured;
Assured Guaranty Municipal
Corp. and Liquidity Facility;
JPMorgan Chase Bank)	0.40	5/7/12	13,320,000	a	13,320,000
Ulster County Industrial
Development Agency, IDR (Selux
Corporation Project) (LOC; M&T
Trust)	0.40	5/7/12	845,000	a	845,000
Valley Central School District at
Montgomery, GO Notes, BAN	0.75	6/29/12	1,291,300		1,292,032
Wells Fargo Stage Trust (Series
98C) (Monroe County Industrial
Development Corporation,
Revenue (University of
Rochester Project)) (Liquidity
Facility; Wells Fargo Bank and
LOC; Wells Fargo Bank)	0.25	5/7/12	7,515,000 a,b,c		7,515,000
Wells Fargo Stage Trust (Series
127C) (New York State
Dormitory Authority, State
Personal Income Tax Revenue
(General Purpose)) (Liquidity
Facility; Wells Fargo Bank)	0.25	5/7/12	7,760,000 a,b,c		7,760,000
Wells Fargo Stage Trust (Series

1C) (New York State Urban
Development Corporation, State
Personal Income Tax Revenue
(General Purpose)) (Liquidity
Facility; Wells Fargo Bank)	0.25	5/7/12	8,910,000 a,b,c		8,910,000
Westchester County Industrial
Development Agency, Civic
Facility Revenue (The Masters
School Civic Facility) (LOC;
JPMorgan Chase Bank)	0.29	5/7/12	5,400,000	a	5,400,000
Yonkers Industrial Development
Agency, MFHR (Main Street
Lofts Yonkers LLC Project)
(LOC; M&T Trust)	0.41	5/7/12	30,000,000	a	30,000,000

U.S. Related--2.9%
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(Citigroup ROCS, Series RR II
R-11765) (Liquidity Facility;
Citibank NA)	0.28	5/7/12	10,000,000 a,b,c		10,000,000
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(Citigroup ROCS, Series RR II
R-11996X) (Liquidity Facility;
Citibank NA)	0.27	5/7/12	6,100,000 a,b,c		6,100,000

Total Investments (cost $547,511,132)			100.2%		547,511,132
Liabilities, Less Cash and Receivables			(.2%)		(1,135,490)
Net Assets			100.0%		546,375,642

a	Variable rate demand note - rate shown is the interest rate in effect at April 30, 2012. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2012, these securities amounted to $47,035,000 or 8.6% of net assets.
c	The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

d	This security is prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

At April 30, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipt Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempts Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	ROCS	Reset Option Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SPEARS	Short Puttable Exempt Adjustable Receipts	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The following is a summary of the inputs used as of April 30, 2012 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	547,511,132
Level 3 - Significant Unobservable Inputs	-
Total	547,511,132

+ See Statement of Investments for additional detailed categorizations.

For the period ended April 30, 2012, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange

Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund’s investments.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus New York Municipal Cash Management

By: /s/Bradley J. Skapyak
Bradley J. Skapyak President
Date:	June 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/Bradley J. Skapyak
Bradley J. Skapyak President
Date:	June 26, 2012

By: /s/ James Windels
James Windels Treasurer
Date:	June 26, 2012

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)